Leases - Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$ 310,064	$ 329,860
Finance leases [Member]
Lessee, Lease, Description [Line Items]
2027	34,423
2028	34,362
2029	34,147
2030	41,628
2031	31,895
2032 and thereafter	272,654
Total	449,109
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	310,064
Discount based on incremental borrowing rate	$ 139,045